Description of the Plan (Tables)	12 Months Ended
Dec. 31, 2025
Metropolitan Commercial Bank 401(k) Plan
EBP, Description of Plan [Line Items]
Schedule of vesting percentage

Number of Years of Service	Vested Percentage

0 - 1	0%
1 - 2	33⅓%
2 - 3	66⅔%
3 or more	100%